Commitments and Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2015 USD ($) Employees	Dec. 31, 2014 USD ($)	Mar. 31, 2016 USD ($)
Leases [Abstract]
Contingent lease termination fee	$ 590,504	$ 590,504	$ 590,504
Additional financing amount	15,000,000
Refundable security deposit	11,017
Rent expense	$ 122,236	115,118
Number of employees separated | Employees	9
Severance and benefits costs to be paid	$ 0	$ 6,000